Equity	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
EQUITY
11.	EQUITY

On March 19, 2024, the Group resolved to dispose Blockchain Dynamics Limited together with its subsidiary. The business was disposed to Mr. Herman Man Guo for exchange of 1,307,229 ordinary shares of the Company at a par value of $0.04. Therefore, a total of 13,073 ordinary shares was recorded as treasury shares as of December 31, 2025 and June 30, 2026, giving retroactive effect to the 1-to-100 Share Consolidation effected on November 14, 2025.

On September 3, 2025, the extraordinary general meeting of shareholders approved an amendment to share capital structure of the Company. The total authorized share capital remains unchanged at US$40,000,000, which has been reclassified from (i) 900,000,000 ordinary shares and 100,000,000 preferred shares (each with a par value of US$0.04) to (ii) 900,000,000 Class A ordinary shares and 100,000,000 Class B ordinary shares (each with a par value of US$0.04). The amendment involves the redesignation of all issued and authorized but unissued ordinary shares as Class A ordinary shares, and the redesignation of all 100,000,000 authorized but unissued preferred shares as Class B ordinary shares. The respective rights and restrictions attaching to the Class A and Class B ordinary shares are governed by the Company’s Amended and Restated Memorandum and Articles of Association.

Sale of ordinary shares

The Company has issued various sales of ordinary shares in prior periods. Detailed terms of the sales are disclosed in the Company’s audited consolidated financial statements included in its Form 20-F for the year ended December 31, 2025. There have been no significant changes to those terms during the current interim period .

The summary of warrant activity is as follows, giving retroactive effect to the 1-to-100 Reverse Share Consolidation effected on November 14, 2025:

			Weighted	Average
			Average	Remaining
	Warrants	Exercisable	Exercise	Contractual
	Outstanding	Shares	Price	Life
December 31, 2025	353,070	353,070	$334.05	4.66
June 30, 2026 (unaudited)	353,070	353,070	$334.05	4.16